Details of Provision (Benefit) for Income Taxes on Income (Loss) from Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	8 Months Ended	4 Months Ended	12 Months Ended
	Jun. 15, 2010	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Jun. 30, 2013 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 Transunion Corp TransUnion Corp-Successor	Apr. 30, 2012 Transunion Corp TransUnion Corp-Predecessor	Dec. 31, 2011 Transunion Corp TransUnion Corp-Predecessor	Dec. 31, 2010 Transunion Corp TransUnion Corp-Predecessor
Federal
Current														$ 0.1		$ 1.0	$ (3.0)	$ 9.7
Deferred														(3.0)	13.2	(16.1)	(1.3)	10.4
State
Current														(0.5)	0.4	0.1	1.6	(2.2)
Deferred														(0.3)	0.4	(1.5)	(1.4)	0.1
Foreign
Current														12.1	12.1	5.7	22.7	26.1
Deferred														(1.8)	(1.8)	(0.7)	(0.8)	2.2
Total	$ (7.5)	$ 8.3	$ 4.5	$ 11.4	$ 24.3	$ (31.8)	$ (11.5)	$ 17.8	$ 46.3	$ (1.9)	$ (2.2)	$ (2.2)	$ (2.7)	$ 6.6	$ 24.3	$ (11.5)	$ 17.8	$ 46.3